Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted average grant date fair value of stock options granted during 2013, 2012 and 2011 was estimated at $15.61, $18.01 and $23.27 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2013	2012	2011
Risk-free interest rate	0.9%	0.9%	2.2%
Dividend yield	2.3%	2.8%	2.2%
Expected life in years	4.1	4.1	4.1
Expected volatility	34.0%	42.0%	45.0%

Schedule of Number of Restricted Stock Units

Information on the number of RSUs and stock options related to the Plan during the period 2011 to 2013 is as follows:

RSUs	2013	2012	2011
Outstanding at beginning of year	211,618	320,122	360,928
Granted	91,230	72,900	64,599
Shares issued	(84,342)	(172,212)	(84,294)
Cancelled/Forfeited/Expired	(14,229)	(9,192)	(21,111)

Outstanding at end of year	204,277	211,618	320,122

Schedule of Stock Options

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2010	1,155,966	$40.31
Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26
Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91
Granted	273,541	69.18
Exercised	(437,751)	53.58
Cancelled/Forfeited/Expired	(16,319)	49.25

Outstanding at Dec 31, 2013	831,701	$59.20

Schedule of Options Exercisable
OPTIONS EXERCISABLE
At December 31, 2011	886,605	$40.65
At December 31, 2012	796,720	$50.37
At December 31, 2013	559,483	$54.34

Stock Options Outstanding
Schedule of Stock Option Plans

The following summarizes information about stock options outstanding and exercisable on December 31, 2013:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	53,350	5.14	$16.31
$40.26 - $49.60	161,220	3.93	$45.65
$51.67 - $59.01	130,875	3.65	$55.29
$67.00 - $72.95	486,256	8.50	$69.44

	831,701	6.64	$59.20

Stock Options
Schedule of Stock Option Plans
RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 - $19.96	53,350	5.14	$16.31
$40.26 - $49.60	161,220	3.93	$45.65
$51.67 - $59.01	130,875	3.65	$55.29
$67.00 - $72.95	214,038	7.68	$69.78

	559,483	5.41	$54.34